ACQUISITIONS (Narrative) (Details) - USD ($) $ in Thousands					1 Months Ended	12 Months Ended
	Dec. 11, 2023	Jun. 14, 2023	Oct. 04, 2021	Jan. 14, 2020	Jul. 22, 2020	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
General and administrative expenses						$ 38,697	$ 32,062	$ 27,745	[1]
Amount recorded in statement of income for change in fair value of contingent consideration						1,541	0	0
Content IQ LLC [Member]
Business Acquisition [Line Items]
Total consideration				$ 37,838
Cash paid				15,000
Maximum contingent consideration for acquisition				$ 47,050
Earn out period				2 years
Estimated fair value of contingent consideration				$ 22,838
Retention-based component of acquisition				$ 11,000
Pub Ocean Limited [Member]
Business Acquisition [Line Items]
Total consideration					$ 13,399
Cash paid					4,000
Maximum contingent consideration for acquisition					$ 17,000
Earn out period					2 years
Estimated fair value of contingent consideration					$ 9,399
Retention-based component of acquisition					$ 1,000
General and administrative expenses								$ 3,816
Vidazoo Member
Business Acquisition [Line Items]
Total consideration		$ 10,550	$ 90,038				10,550
Cash paid			35,000
Maximum contingent consideration for acquisition			$ 58,545
Earn out period			2 years 3 months
Estimated fair value of contingent consideration			$ 48,903
Retention-based component of acquisition			$ 6,135
Hivestack [Member]
Business Acquisition [Line Items]
Total consideration	$ 106,931
Cash paid	100,000
Net working capital of acquisition	6,931
Acquisition related costs							$ 3,061
Cash amount	$ 5,010
Business Combination Contingent Consideration Arrangements Amount						$ 25,000
Business combination contingent consideration arrangements description						In addition, the acquisition includes a contingent consideration payment of up to $25,000, tie to financial target and service of a period of 3 years to be settled in cash and in the Company’s ordinary shares.
Hivestack [Member] | Technology-Based Intangible Assets [Member]
Business Acquisition [Line Items]
Estimated useful life of acquisition						8 years
Hivestack [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Estimated useful life of acquisition						15 years
Hivestack [Member] | Tradename [Member]
Business Acquisition [Line Items]
Estimated useful life of acquisition						10 years

[1]	Reflects reclassification in the amounts of $3,816 in 2022, that were incurred in connection with an acquisition from general and administrative to change in fair value of contingent consideration.